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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through October 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   HIGH YIELD
                                     FUND

                                     Annual
                                     Report

                                    10/31/06


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             16

Schedule of Investments                                                     18

Financial Statements                                                        30

Notes to Financial Statements                                               40

Report of Independent Registered Public Accounting Firm                     51

Trustees, Officers and Service Providers                                    52

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, broad-based improvements across countries since 2005 is a sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive,

Letter

as it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/S/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06
--------------------------------------------------------------------------------

Continued growth in the U.S. economy, very low default rates, and ample liquidity in the capital markets helped high-yield bonds provide strong returns during the 12 months ended October 31, 2006. Fund manager Margaret Patel describes what factors influenced Pioneer High Yield Fund's market-matching performance during the past fiscal year.

Q:   How did the Fund perform?

A: For the 12 months ended October 30, 2006, the Fund posted a total return based on net asset value of 9.98% for the Fund's Class A shares. This return was roughly in line with the Merrill Lynch High Yield Master II Index, which returned 10.34%, and the 448 High Current Yield Funds tracked by Lipper Inc., which had an average return of 9.18%. The Fund's return fell short of the Merrill Lynch Index of Convertible Bonds (Speculative Quality), which returned 16.04% for the fiscal period. At the end of the period, convertible bonds constituted approximately 11% of the portfolio.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost

Q:   What was the backdrop for the high-yield market during the past year?

A: A steady program of continued hikes in short-term interest rates by the Federal Reserve Board had little effect on high-yield bonds during the period. In fact, there was a narrowing of the yield spread - or advantage - offered by high-yield bonds over comparable Treasury securities, indicating the outperformance of high-yield issues. Continued steady economic growth in the United States, historically low default rates, and abundant liquidity in the capital markets were among the reasons behind this strong performance. Healthy returns from equity securities also helped, as the performance of high-yield bonds, like stocks, is tied to the underlying health of corporate issuers. Such a positive backdrop helped investors feel more comfortable investing in lower-quality high-yield bonds - particularly those in the automotive sector - helping them to outperform higher-quality alternatives.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What factors influenced the Fund's performance relative to the two Merrill Lynch indexes?

A: Relative to the Merrill Lynch High Yield Master II Index, we've maintained an above-average credit quality, a strategy that dampened returns relative to the index somewhat during the past year. On the positive side, several corporate actions involving the Fund's holdings - including acquisitions and a management buyout - added to its returns. Overall, the Fund's equity holdings and equity-linked exposure - including convertible preferred stock and convertible bonds - bolstered performance within a positive stock market environment. Relative to the Merrill Lynch Index of Convertible Securities (Speculative Quality), Fund performance was held back by our significant underweighting of the lowest-quality, most speculative sectors, which posted the strongest performance, including automotive and airlines.

Q:   What was your strategy during the period?

A: Our approach was two-pronged. First, among the generic high-yield bond holdings in the Fund, we maintained an emphasis on higher quality. With the yield differential between high-yield bonds and Treasuries remaining at rather narrow levels, we felt that there was little room for continued capital appreciation, except among lower-quality bonds. However, we felt that the yields offered by lower-quality issues did not adequately compensate the Fund for their higher risk of potential future bankruptcies or erosion in credit quality. At the same time, we decreased the Fund's stake in convertible securities - selling those that we believed had approached or reached their full capital appreciation potential - and redeployed assets into holdings of common stock. We took these steps for two reasons. To begin with, this approach enabled us to gain exposure to industries with positive fundamentals where high-yield bonds were not available. Secondly, we felt these holdings offered better possible capital appreciation potential than alternatives in the high-yield bond or convertible security markets. The Fund's industry weightings stayed relatively constant, as we continued to favor economically sensitive areas including basic materials, industrials, consumer discretionary companies and diversified real estate holdings in the financial industry.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06                           (continued)
--------------------------------------------------------------------------------

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: Several of the Fund's top performers during the past year were holdings that were bought out, leading to the appreciation of their prices. These investments included convertible bonds issued by gold mining company Placer Dome, which was purchased by Barrick Gold. Maxtor, which provides data storage products, was bought by Seagate Technologies, resulting in the substantial appreciation of the Fund's Maxtor bonds. Fund holdings in hotel real estate investment trust MeriStar Hospitality and laboratory equipment provider Fisher Scientific rose as the firms were acquired by private equity firm The Blackstone Group and Thermo Electron, respectively. The price of the convertible bonds the Fund held in nickel producer Inco increased when the firm was purchased by Brazilian company CVRD. The bonds we held in industrial equipment manufacturer JLG Industries, producer of aerial work platforms and material handlers, appreciated when Oshkosh Trucking announced its intention to purchase the firm. Other positive contributors during the period included our holdings in the convertible preferred stock of copper and gold producer Freeport McMoRan, reflecting its higher stock price that resulted from rising copper and gold prices. General Cable, a provider of cables to communications, electric, and utilities companies, increased due to strong demand, and our holdings of the common stock of Vertex Pharmaceuticals appreciated because of promising results for the company's new hepatitis drug.

     Detractors from performance included Fund holdings in the convertible securities of Millennium Chemical, which depreciated along with the underlying stock price because of concerns about slowing end demand, lower prices, and the negative impact of lead paint litigation. The bonds of real estate developer Forest City Enterprises also fell due to fears about a slowdown in real estate construction. Epix Medical, a small biotechnology firm whose convertible bonds we own, declined after the firm failed to win approval for its new imaging agent. Truck trailer manufacturer Wabash National also struggled due to weakening demand for truck trailers and disappointing financial results. Lastly, auto parts retailer Pep Boys continued to lag as it posted poor numbers, and investors became impatient with the pace of the company's turnaround.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your outlook?

A: Our outlook remains essentially unchanged from six months ago. We anticipate the continued health of the U.S. economy, with growth in U.S. gross domestic product at or around its long-term trend rate of about 3% per year. We also expect default rates to stay relatively low compared to historical averages, driven by solid economic growth and liquidity that has given even the most marginal of borrowers easy access to capital. Looking at the Fund, we believe its emphasis on higher-quality issues should position it well if the market confronts tighter financial conditions, lower liquidity or slower economic growth. Historically, lower-rated credits have been more vulnerable to declines during economic slowdowns or periods of financial stringency, and future performance of high-yield issues remains particularly questionable in the wake of their outperformance during the past year.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in the income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
-----------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS  A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERAIL]

U.S. Corporate Bonds                          62.3%
U.S. Common Stocks                            16.4%
Convertible Corporate Bonds                   11.3%
Convertible Preferred Stocks                   6.5%
Temporary Cash Investments                     3.2%
Depositary Receipts for International Stocks   0.3%

Sector Distribution
-----------------------------------------------
(As a percentage of total long-term securities)

[THE DATA IS  A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERAIL]

Materials                                     29.5%
Industrials                                   14.9%
Financials                                    12.9%
Utilities                                     10.8%
Consumer Discretionary                         9.6%
Health Care                                    9.5%
Energy                                         6.9%
Information Technology                         5.9%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities and based on S&P ratings)

[THE DATA IS  A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERAIL]

BBB                                            5.5%
BB                                              37%
B                                               46%
CCC & Lower                                    2.6%
Not Rated                                      7.5%
Cash Equivalents                               1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.   Freeport McMoRan Copper & Gold, Inc., 5.5, 12/31/49    4.10%
 2.   Interpublic Group, Inc., 7.25%, 8/15/11                3.12
 3.   Tesoro Petroleum Corp., 6.625%, 11/1/15                2.86
 4.   DRS Technologies, Inc., 6.875%, 11/1/13                2.84
 5.   Vertex Pharmaceuticals, Inc.                           2.72
 6.   Bowater, Inc., 6.5%, 6/15/13                           2.67
 7.   Forest City Enterprises, 7.625%, 6/1/15                2.65
 8.   Valeant Pharmaceuticals, 7.0%, 12/15/11                2.63
 9.   Interpublic Group Co., 4.5%, 3/15/23                   2.24
10.   Crescent Real Estate, 9.25%, 4/15/09                   2.20

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     10/31/06        10/31/05
 -----     --------        --------
    A       $11.13          $11.18
    B       $11.18          $11.22
    C       $11.28          $11.32
Investor    $11.12          $11.17
    R       $12.28          $12.29
    Y       $11.11          $11.16

Distributions Per Share
--------------------------------------------------------------------------------

                      11/1/05 - 10/31/06
                      ------------------
                         Short-Term      Long-Term
 Class      Dividends   Capital Gains   Capital Gains
 -----      ---------   -------------   -------------
    A       $0.5715         $0.0691        $0.4527
    B       $0.4931         $0.0691        $0.4527
    C       $0.4994         $0.0691        $0.4527
Investor    $0.5930         $0.0691        $0.4527
    R       $0.6063         $0.0691        $0.4527
    Y       $0.6148         $0.0691        $0.4527

-----------------------------------------------------------------------------
INDEX DEFINITIONS
-----------------------------------------------------------------------------

The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expense or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-15.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

---------------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)
                       Net Asset    Public Offering
Period                Value (NAV)     Price (POP)
 Life-of-Class
 (2/12/98)               10.40%          9.82%
 5 Years                 10.18           9.17
 1 Year                   9.98           5.00
---------------------------------------------------

[THE DATA IS  A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer        ML High              ML Index of
            High Yield    Yield Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
 2/98         $ 9,545        $10,000               $10,000
10/98           8,260          9,612                 9,185
10/99          10,068         10,152                12,441
10/00          13,201          9,981                14,164
10/01          13,772          9,987                10,317
10/02          13,300          9,334                10,044
10/03          18,198         12,424                14,348
10/04          19,650         13,939                15,616
10/05          20,334         14,484                15,973
10/06          22,363         15,982                18,535

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.5% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A shares of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

-----------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)
Period                    If Held   If Redeemed
Life-of-Class
(2/12/98)                   9.64%       9.64%
5 Years                     9.38        9.38
1 Year                      9.25        5.27
-----------------------------------------------

[THE DATA IS  A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer        ML High              ML Index of
            High Yield    Yield Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
2/98          $10,000        $10,000               $10,000
10/98           8,602          9,612                 9,185
10/99          10,412         10,152                12,441
10/00          13,619          9,981                14,164
10/01          14,089          9,987                10,317
10/02          13,497          9,334                10,044
10/03          18,349         12,424                14,348
10/04          19,674         13,939                15,616
10/05          20,187         14,484                15,973
10/06          22,054         15,982                18,535

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class B shares of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

------------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)
Period                      If Held  If Redeemed
Life-of-Class
(2/12/98)                    9.74%      9.74%
5 Years                      9.35       9.35
1 Year                       9.22       9.22
------------------------------------------------

[THE DATA IS  A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer        ML High              ML Index of
            High Yield    Yield Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
2/98          $10,000        $10,000               $10,000
10/98           8,602          9,612                 9,185
10/99          10,412         10,152                12,441
10/00          13,738          9,981                14,164
10/01          14,219          9,987                10,317
10/02          13,626          9,334                10,044
10/03          18,500         12,424                14,348
10/04          19,832         13,939                15,616
10/05          20,357         14,484                15,973
10/06          22,236         15,982                18,535

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class C shares of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

-------------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)
Period                      If Held   If Redeemed
Life-of-Class
(12/10/04)                    6.31%       6.31%
1 Year                       10.20       10.20
-------------------------------------------------

[THE DATA IS  A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer        ML High              ML Index of
            High Yield    Yield Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
12/04         $10,000        $10,000               $10,000
10/05          10,059         10,132                9,469
10/06          11,085         11,179               10,988

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

-------------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)
Period                     If Held    If Redeemed
Life-of-Class
(2/12/98)                   10.00%       10.00%
5 Years                      9.90         9.90
1 Year                       9.67         9.67
-------------------------------------------------

[THE DATA IS  A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer        ML High              ML Index of
            High Yield    Yield Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
2/98          $10,000        $10,000               $10,000
10/98           8,623          9,612                 9,185
10/99          10,459         10,152                12,441
10/00          13,645          9,981                14,164
10/01          14,164          9,987                10,317
10/02          13,611          9,334                10,044
10/03          18,599         12,424                14,348
10/04          20,097         13,939                15,616
10/05          20,709         14,484                15,973
10/06          22,712         15,982                18,535

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class R shares of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch Index of Convertible Bonds (Speculative Quality).

-------------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)
Period                     If Held    If Redeemed
Life-of-Class
(2/12/98)                   10.62%       10.62%
5 Years                     10.58        10.58
1 Year                      10.43        10.43
-------------------------------------------------

[THE DATA IS  A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer        ML High              ML Index of
            High Yield    Yield Master II      Convertible Bonds
               Fund           Index          (Speculative Quality)
2/98          $10,000        $10,000               $10,000
10/98           8,665          9,612                 9,185
10/99          10,589         10,152                12,441
10/00          13,827          9,981                14,164
10/01          14,420          9,987                10,317
10/02          13,967          9,334                10,044
10/03          19,171         12,424                14,348
10/04          20,775         13,939                15,616
10/05          21,590         14,484                15,973
10/06          23,841         15,982                18,535

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from May 1, 2006 through October 31, 2006.

 Share Class            A            B            C        Investor         R           Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/06

Ending Account      $1,031.61    $1,028.72    $1,027.86    $1,032.71    $1,029.96    $1,033.80
Value On 10/31/06

Expenses Paid       $    5.63    $    9.36    $    9.25    $    4.46    $    7.42    $    3.49
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.83%, 1.81%, 0.87%, 1.45% and 0.68% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from May 1, 2006 through October 31, 2006.

Share Class             A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/06

Ending Account      $1,019.66    $1,015.98    $1,016.08    $1,020.82    $1,017.90    $1,021.78
Value On 10/31/06

Expenses Paid       $    5.60    $    9.30    $    9.20    $    4.43    $    7.37    $    3.47
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.83%, 1.81%, 0.87%, 1.45% and 0.68% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06
--------------------------------------------------------------------------------

     Shares                                                               Value
              CONVERTIBLE PREFERRED STOCKS - 6.2%
              Materials - 4.0%
              Diversified Metals & Mining - 4.0%
    140,025   Freeport-McMoRan Copper & Gold, 5.5%,
                12/31/49                                         $  191,536,697
                                                                 --------------
              Paper Packaging - 0.0%
      7,500   Smurfit-Stone Container                            $      176,250
                                                                 --------------
              Total Materials                                    $  191,712,947
                                                                 --------------
              Media - 0.3%
              Broadcasting & Cable Television - 0.3%
     76,200   General Cable Corp., 5.75%, 11/24/13               $   14,506,575
                                                                 --------------
              Total Media                                        $   14,506,575
                                                                 --------------
              Banks - 0.7%
              Thrifts & Mortgage Finance - 0.7%
    726,432   Sovereign Cap Trust IV, 4.375%, 3/1/34             $   35,050,344
                                                                 --------------
              Total Banks                                        $   35,050,344
                                                                 --------------
              Utilities - 1.2%
              Gas Utilities - 0.2%
     60,000   SEMCO Energy, Inc., 5.0%, 2/20/15 (144A)+          $   11,220,000
                                                                 --------------
              Multi-Utilities - 1.0%
    607,900   CMS Energy Corp., 4.5%, 12/31/49                   $   48,328,050
                                                                 --------------
              Total Utilities                                    $   59,548,050
                                                                 --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS                 $  300,817,916
              (Cost $221,944,920)                                --------------

  Principal
     Amount
              CONVERTIBLE CORPORATE BONDS - 11.2%
              Energy - 0.7%
              Oil & Gas Exploration & Production - 0.7%
$25,770,000   McMoran Exploration, 6.0%, 7/2/08+                 $   31,922,588
                                                                 --------------
              Total Energy                                       $   31,922,588
                                                                 --------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                                  Value
                Materials - 2.9%
                Commodity Chemicals - 2.0%
$  530,000      Millennium Chemicals, Inc., 4.0%,
                  11/15/23 (144A)                                  $    1,060,000
48,560,000      Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)         97,120,000
                                                                   --------------
                                                                   $   98,180,000
                                                                   --------------
                Gold - 0.9%
44,600,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24          $   42,927,500
                                                                   --------------
                Total Materials                                    $  141,107,500
                                                                   --------------
                Capital Goods - 2.3%
                Aerospace & Defense - 0.2%
10,500,000      EDO Corp., 4.0%, 11/15/25                          $   10,290,000
                                                                   --------------
                Construction & Farm Machinery & Heavy Trucks - 0.6%
31,350,000      Wabash National Corp., 3.25%, 8/1/08+              $   31,350,000
                                                                   --------------
                Electrical Component & Equipment - 1.5%
94,942,000      Roper Industries, Inc., 1.4813%, 1/15/34           $   58,745,363
15,472,000      SCI Systems, Inc., 3.0%, 3/15/07                       15,317,280
                                                                   --------------
                                                                   $   74,062,643
                                                                   --------------
                Total Capital Goods                                $  115,702,643
                                                                   --------------
                Media - 2.2%
                Advertising - 2.2%
95,523,000      Interpublic Group Co., 4.5%, 3/15/23               $  104,478,280
 1,821,000      Interpublic Group Co., 4.5%, 3/15/23 (144A)             1,991,719
                                                                   --------------
                                                                   $  106,469,999
                                                                   --------------
                Total Media                                        $  106,469,999
                                                                   --------------
                Retailing - 0.8%
                Automotive Retail - 0.8%
39,982,000      Sonic Automotive, Inc., 5.25%, 5/7/09              $   37,982,900
                                                                   --------------
                Total Retailing                                    $   37,982,900
                                                                   --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 Health Care Equipment & Services - 0.6%
                 Health Care Equipment - 0.6%
$34,600,000      Epix Medical, 3.0%, 6/15/24 (144A)              $   22,144,000
  6,575,000      Wilson Greatbatch Tech., 2.25%, 6/15/13              5,901,063
                                                                 --------------
                                                                 $   28,045,063
                                                                 --------------
                 Total Health Care Equipment & Services          $   28,045,063
                                                                 --------------
                 Pharmaceuticals & Biotechnology - 0.2%
                 Biotechnology - 0.2%
  7,500,000      Human Genome, 2.25%, 8/15/12                    $    7,565,625
                                                                 --------------
                 Total Pharmaceuticals & Biotechnology           $    7,565,625
                                                                 --------------
                 Technology Hardware & Equipment - 1.5%
                 Computer Storage & Peripherals - 0.1%
  6,400,000      Maxtor Corp., 6.8%, 4/30/10                     $    7,096,000
                                                                 --------------
                 Electronic Equipment & Instruments - 0.8%
 42,280,000      Veeco Instruments, 4.125%, 12/21/08             $   41,117,300
                                                                 --------------
                 Technology Distributors - 0.6%
 29,112,000      Bell Microproducts, Inc., 3.75%, 3/5/24+        $   26,855,820
                                                                 --------------
                 Total Technology Hardware & Equipment           $   75,069,120
                                                                 --------------
                 TOTAL CONVERTIBLE CORPORATE BONDS               $  543,865,438
                 (Cost $532,810,609)                             --------------

     Shares
                 PREFERRED STOCK - 0.4%
                 Real Estate - 0.4%
                 Real Estate Management & Development - 0.4%
    667,700      Forest City Enterprises, 7.375%, 2/1/34*        $   17,086,443
                                                                 --------------
                 Total Real Estate                               $   17,086,443
                                                                 --------------
                 TOTAL PREFERRED STOCK                           $   17,086,443
                 (Cost $17,060,964)                              --------------

                 COMMON STOCK - 16.6%
                 Energy - 1.2%
                 Oil & Gas Exploration & Production - 0.3%
    373,220      Pogo Producing Co.*                             $   16,701,595
                                                                 --------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                 Value
              Oil & Gas Refining & Marketing - 0.5%
  363,700     Tesoro Petroleum Corp.                             $   23,254,978
                                                                 --------------
              Oil & Gas Storage & Transportation - 0.4%
  164,100     Kinder Morgan, Inc.                                $   17,246,910
                                                                 --------------
              Total Energy                                       $   57,203,483
                                                                 --------------
              Materials - 2.6%
              Construction Materials - 1.0%
  804,094     Texas Industries, Inc. (b)                         $   49,934,237
                                                                 --------------
              Gold - 0.3%
  405,500     Barrick Gold Corp.*                                $   12,570,500
                                                                 --------------
              Industrial Gases - 0.6%
  383,600     Air Products & Chemicals, Inc.                     $   26,725,412
                                                                 --------------
              Paper Products - 0.3%
6,290,200     Abitibi-Consolidated, Inc. (b)                     $   15,662,598
                                                                 --------------
              Specialty Chemicals - 0.4%
    8,000     Arch Chemicals, Inc.                               $      267,680
1,042,100     RPM, Inc.                                              19,956,215
                                                                 --------------
                                                                 $   20,223,895
                                                                 --------------
              Total Materials                                    $  125,116,642
                                                                 --------------
              Capital Goods - 2.3%
              Building Products - 1.0%
1,828,895     Lennox International, Inc.                         $   49,307,009
                                                                 --------------
              Electrical Component & Equipment - 0.7%
  890,300     General Cable Corp.*                               $   33,475,280
                                                                 --------------
              Industrial Machinery - 0.6%
  297,600     ITT Corp.                                          $   16,186,464
  168,600     Parker Hannifin Corp.                                  14,100,018
                                                                 --------------
                                                                 $   30,286,482
                                                                 --------------
              Total Capital Goods                                $  113,068,771
                                                                 --------------
              Health Care Equipment & Services - 0.3%
              Health Care Equipment - 0.3%
  256,100     Beckman Coulter, Inc.*(b)                          $   14,743,677
                                                                 --------------
              Total Health Care Equipment & Services             $   14,743,677
                                                                 --------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)


   Shares                                                                 Value
              Pharmaceuticals & Biotechnology - 4.0%
              Biotechnology - 2.9%
  681,800     PDL BioPharma, Inc.*(b)                            $   14,406,434
3,126,809     Vertex Pharmaceuticals, Inc.*                         126,948,445
                                                                 --------------
                                                                 $  141,354,879
                                                                 --------------
              Life Sciences Tools & Services - 1.0%
  268,400     Bio-Rad Laboratories, Inc.*                        $   19,705,928
  200,000     Fisher Scientific International, Inc.*(b)              17,124,000
  278,700     Thermo Electron Corp.*(b)                              11,947,869
                                                                 --------------
                                                                 $   48,777,797
                                                                 --------------
              Pharmaceuticals - 0.1%
  215,500     Bristol-Myers Squibb Co.                           $    5,333,625
                                                                 --------------
              Total Pharmaceuticals & Biotechnology              $  195,466,301
                                                                 --------------
              Real Estate - 3.2%
              Diversified Real Estate Investment Trusts - 0.5%
  523,800     Liberty Property Trust                             $   25,247,160
                                                                 --------------
              Office Real Estate Investment Trusts - 1.5%
  723,100     Equity Office Properties Trust                     $   30,731,750
  738,700     Mack-Cali Realty Corp.                                 39,077,230
                                                                 --------------
                                                                 $   69,808,980
                                                                 --------------
              Retail Real Estate Investment Trusts - 1.2%
  849,100     General Growth Pro TLB SC                          $   44,068,290
  299,800     Saul Centers, Inc.                                     14,570,280
                                                                 --------------
                                                                 $   58,638,570
                                                                 --------------
              Total Real Estate                                  $  153,694,710
                                                                 --------------
              Technology Hardware & Equipment - 0.3%
              Electronic Equipment & Instruments - 0.3%
  219,900     Amphenol Corp.*                                    $   14,931,210
                                                                 --------------
              Total Technology Hardware & Equipment              $   14,931,210
                                                                 --------------
              Semiconductors - 0.0%
              Semiconductor Equipment - 0.0%
  100,000     FEI Co.*(b)                                        $    2,286,000
                                                                 --------------
              Total Semiconductors                               $    2,286,000
                                                                 --------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                  Value
                 Utilities - 2.7%
                 Gas Utilities - 1.9%
    200,000      Atmos Energy Corp.                                 $    6,146,000
    201,800      National Fuel Gas Co. (b)                               7,547,320
    202,800      Questar Corp.                                          16,524,144
  1,018,581      SEMCO Energy, Inc. * (b)+                               5,805,912
  1,752,500      Southern Union Co.*                                    48,509,200
    180,800      Washington Gas Light Co.*                               5,866,960
                                                                    --------------
                                                                    $   90,399,536
                                                                    --------------
                 Independent Power Producer & Energy Traders - 0.7%
    691,100      NRG Energy, Inc.*(b)                               $   33,276,465
                                                                    --------------
                 Multi-Utilities - 0.1%
     93,400      OGE Energy Corp.*                                  $    3,603,372
                                                                    --------------
                 Total Utilities                                    $  127,279,373
                                                                    --------------
                 TOTAL COMMON STOCKS
                 (Cost $683,498,178)                                $  803,790,167
                                                                    --------------

  Principal
     Amount
                 CORPORATE BONDS - 62.1%
                 Energy - 4.9%
                 Coal & Consumable Fuels - 0.6%
$29,200,000      Massey Energy Co., 6.875%, 12/15/13                $   27,375,000
                                                                    --------------
                 Oil & Gas Equipment & Services - 0.9%
 44,059,000      Holly Energy Partners LP, 6.25%, 3/1/15            $   41,085,018
                                                                    --------------
                 Oil & Gas Refining & Marketing - 3.4%
  6,415,000      Frontier Oil Corp., 6.625%, 10/1/11                $    6,334,813
 24,500,000      Tesoro Corp., 6.25%, 11/1/12                           23,887,500
137,375,000      Tesoro Corp., 6.625%, 11/1/15                         133,768,906
                                                                    --------------
                                                                    $  163,991,219
                                                                    --------------
                 Total Energy                                       $  232,451,237
                                                                    --------------
                 Materials - 18.9%
                 Aluminum - 1.6%
 79,903,000      Novelis, Inc., 7.25%, 2/15/15                      $   76,307,365
                                                                    --------------


The accompanying notes are an integral part of these financial statements.   23

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                  Value
                 Commodity Chemicals - 6.6%
$53,875,000      Arco Chemical Co., 9.8%, 2/1/20                    $   60,878,750
 66,874,000      Georgia Gulf Corp., 9.5%, 10/15/14 (144A)              65,870,890
 68,326,000      Georgia Gulf Corp., 10.75%, 10/15/16 (144A)            66,788,665
  8,431,000      Nova Chemicals Corp., 6.5%, 1/15/12                     7,925,140
 19,150,000      Nova Chemicals Corp., 7.25%, 8/15/28                   19,269,688
 52,125,000      Nova Chemicals Corp., 7.4%, 4/1/09                     52,646,250
 50,370,000      Nova Chemicals Corp., 7.875%, 9/15/25                  46,970,025
                                                                    --------------
                                                                    $  320,349,408
                                                                    --------------
                 Construction Materials - 0.8%
 36,698,000      Texas Industries, Inc, 7.25%, 7/15/13              $   36,514,510
                                                                    --------------
                 Diversified Metals & Mining - 0.7%
 35,905,000      Freeport-McMoran Copper & Gold, 6.875%,
                   2/1/09                                           $   35,725,475
                                                                    --------------
                 Fertilizers & Agricultural Chemicals - 0.2%
 10,335,000      Scotts Co., 6.625%, 11/15/13                       $   10,205,813
                                                                    --------------
                 Metal & Glass Containers - 0.9%
 47,600,000      Crown Cork and Seal Co., Inc., 7.375%,
                   12/15/26                                         $   43,911,000
                                                                    --------------
                 Paper Packaging - 0.0%
    250,000      Stone Container Corp., 7.375%, 7/15/14             $      229,688
                                                                    --------------
                 Paper Products - 6.9%
 30,295,000      Abitibi-Consolidated, Inc., 6.0%, 6/20/13          $   24,084,525
 26,625,000      Abitibi-Consolidated, Inc., 7.4%, 4/1/18 (b)           21,033,750
  4,932,000      Abitibi-Consolidated, Inc., 8.5%, 8/1/29                4,019,580
  9,050,000      Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (b)           8,699,313
 33,255,000      Abitibi-Consolidated, Inc., 8.85%, 8/1/30              27,560,081
    400,000      Abitibi-Consolidated, Inc., Floating Rate Note,
                   6/15/11 (c)                                             386,000
 65,870,000      Bowater Canada Finance, 7.95%, 11/15/11                62,905,850
140,490,000      Bowater, Inc., 6.5%, 6/15/13 (b)                      124,684,875
 30,270,000      Bowater, Inc., 9.375%, 12/15/21                        29,513,250
  9,465,000      Bowater, Inc., 9.5%, 10/15/12                           9,559,650


24    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 Paper Products - (continued)
$23,635,000      Smurfit Capital Funding Plc, 7.5%, 11/20/25     $   22,098,725
                                                                 --------------
                                                                 $  334,545,599
                                                                 --------------
                 Specialty Chemicals - 1.2%
 64,935,000      Millennium America, Inc., 7.625%, 11/15/26      $   57,305,138
  2,000,000      Millennium America, Inc., 9.25%, 6/15/08             2,060,000
                                                                 --------------
                                                                 $   59,365,138
                                                                 --------------
                 Total Materials                                 $  917,153,996
                                                                 --------------
                 Capital Goods - 9.7%
                 Aerospace & Defense - 3.7%
132,588,000      DRS Technologies, Inc., 6.875%, 11/1/13         $  132,588,000
 47,330,000      Esterline Technology, 7.75%, 6/15/13                48,158,275
                                                                 --------------
                                                                 $  180,746,275
                                                                 --------------
                 Industrial Machinery - 5.2%
 24,030,000      Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $   25,051,275
 67,705,000      JLG Industries, Inc., 8.375%, 6/15/12 (b)           71,428,775
 45,100,000      Manitowoc Co., Inc., 7.125%, 11/1/13                45,100,000
 16,723,000      Manitowoc Co., Inc., 10.5%, 8/1/12                  18,060,840
 99,942,760      Mueller Industries, Inc. 6.0%, 11/1/14              91,947,339
                                                                 --------------
                                                                 $  251,588,229
                                                                 --------------
                 Trading Companies & Distributors - 0.8%
 36,745,000      Wesco Distribution, Inc., 7.5%, 10/15/17        $   37,112,450
                                                                 --------------
                 Total Capital Goods                             $  469,446,954
                                                                 --------------
                 Automobiles & Components - 0.3%
                 Tires & Rubber - 0.3%
 16,400,000      Goodyear Tire & Rubber, 7.857%, 8/15/11         $   15,867,000
                                                                 --------------
                 Total Automobiles & Components                  $   15,867,000
                                                                 --------------
                 Consumer Durables & Apparel - 1.0%
                 Footwear - 0.5%
 22,830,000      Brown Shoe Co., Inc., 8.75%, 5/1/12             $   23,743,200
                                                                 --------------
                 Homebuilding - 0.5%
 26,018,000      Meritage Homes Corp., 6.25%, 3/15/15            $   23,481,245
                                                                 --------------
                 Total Consumer Durables & Apparel               $   47,224,445
                                                                 --------------


The accompanying notes are an integral part of these financial statements.   25

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

   Principal
      Amount                                                                Value
                  Media - 3.0%
                  Advertising - 3.0%
$149,820,000      Interpublic Group, Inc., 7.25%, 8/15/11          $  145,512,675
                                                                   --------------
                  Total Media                                      $  145,512,675
                                                                   --------------
                  Retailing - 1.7%
                  Automotive Retail - 1.7%
  67,736,000      Pep Boys-Manny Moe Jack, 7.5%, 12/15/14          $   60,623,720
  20,805,000      Sonic Automotive, Inc., 8.625%, 8/15/13              21,169,088
                                                                   --------------
                                                                   $   81,792,808
                                                                   --------------
                  Total Retailing                                  $   81,792,808
                                                                   --------------
                  Health Care Equipment & Services - 1.5%
                  Health Care Equipment - 0.4%
  13,605,000      Bio-Rad Laboratories, Inc., 6.125%, 12/15/14     $   13,009,781
   4,500,000      Bio-Rad Laboratories, Inc., 7.5%, 8/15/13             4,635,000
                                                                   --------------
                                                                   $   17,644,781
                                                                   --------------
                  Health Care Supplies - 1.1%
  55,970,000      Inverness Medical Innovation, 8.75%, 2/15/12     $   55,130,450
                                                                   --------------
                  Total Health Care Equipment & Services           $   72,775,231
                                                                   --------------
                  Pharmaceuticals & Biotechnology - 2.5%
                  Pharmaceuticals - 2.5%
 128,000,000      Valeant Pharmaceuticals, 7.0%, 12/15/11          $  122,880,000
                                                                   --------------
                  Total Pharmaceuticals & Biotechnology            $  122,880,000
                                                                   --------------
                  Real Estate - 8.2%
                  Real Estate Management & Development - 4.1%
  78,700,000      Forest City Enterprises, 6.5%, 2/1/17            $   73,978,000
 121,745,000      Forest City Enterprises, 7.625%, 6/1/15             123,571,175
                                                                   --------------
                                                                   $  197,549,175
                                                                   --------------
                  Real Estate Investment Trusts - 3.3%
  56,099,000      BF Saul Real Estate Investment Trust, 7.5%,
                  3/1/14                                           $   56,940,485
  99,535,000      Crescent Real Estate, 9.25%, 4/15/09                102,521,050
                                                                   --------------
                                                                   $  159,461,535
                                                                   --------------


26    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                  Value
                 Retail Real Estate Investment Trusts - 0.8%
$39,500,000      Rouse Co. LP, 6.75%, 5/1/13 (144A)                 $   39,924,704
                                                                    --------------
                 Specialized Real Estate Investment Trusts - 0.0%
  1,000,000      Host Marriott LP, 6.75%, 6/1/16                    $      973,750
                                                                    --------------
                 Total Real Estate                                  $  397,909,164
                                                                    --------------
                 Technology Hardware & Equipment - 3.8%
                 Communications Equipment - 1.0%
 16,264,000      Corning Glass, 8.875%, 3/15/16                     $   19,369,334
 22,340,000      Corning, Inc., 8.875%, 8/16/21                         27,669,341
                                                                    --------------
                                                                    $   47,038,675
                                                                    --------------
                 Electronic Equipment & Instruments - 1.4%
 55,355,000      General Cable Corp., 9.5%, 11/15/10                $   58,953,075
 10,056,000      Itron, Inc., 7.75%, 5/15/12                            10,282,260
                                                                    --------------
                                                                    $   69,235,335
                                                                    --------------
                 Technology Distributors - 1.4%
 40,883,000      Anixter International Corp., 5.95%, 3/1/15         $   38,430,020
 24,856,000      Arrow Electronic, Inc., 7.5%, 1/15/27                  27,299,345
                                                                    --------------
                                                                    $   65,729,365
                                                                    --------------
                 Total Technology Hardware & Equipment              $  182,003,375
                                                                    --------------
                 Utilities - 6.6%
                 Electric Utilities - 4.7%
 49,478,000      Allegheny Energy Supply, 7.8%, 3/15/11             $   52,570,375
 79,130,000      Allegheny Energy Supply, 8.25%, 4/15/12 (144A)         86,053,872
  8,400,000      Allegheny Generating Co., 6.875%, 9/1/23                7,896,000
 41,068,000      CMS Energy Corp., 7.5%, 1/15/09                        42,197,370
 36,128,000      CMS Energy Corp., 8.5%, 4/15/11                        39,198,880
                                                                    --------------
                                                                    $  227,916,497
                                                                    --------------
                 Independent Power Producer & Energy Traders - 0.1%
  4,000,000      NRG Energy, Inc., 7.25%, 2/1/14                    $    4,045,000
                                                                    --------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 Multi-Utilities - 1.8%
$56,655,000      CMS Energy Corp., 7.75%, 8/1/10                 $   59,487,750
 27,850,000      CMS Energy Corp., 6.875%, 12/15/15                  28,337,375
                                                                 --------------
                                                                 $   87,825,125
                                                                 --------------
                 Total Utilities                                 $  319,786,622
                                                                 --------------
                 TOTAL CORPORATE BONDS
                 (Cost $3,065,559,112)                           $3,004,803,507
                                                                 --------------
                 TEMPORARY CASH INVESTMENTS - 3.1%
                 Repurchase Agreement - 0.7%
 35,000,000      UBS Warburg, Inc., 5.22%, dated 10/31/06,
                 repurchase price of $35,000,000 plus accrued
                 interest on 11/1/06 collateralized by
                 $35,790,000 U.S. Treasury Bill, 3.875%,
                 5/15/09                                         $   35,000,000
                                                                 --------------


     Shares
                 Security Lending Collateral - 2.4%
117,400,348      Securities Lending Investment Fund, 5.22%       $  117,400,348
                                                                --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $152,400,348)                             $  152,400,348
                                                                 --------------
                 TOTAL INVESTMENT IN SECURITIES - 99.6%
                 (Cost $4,673,274,131) (a)                       $4,822,763,819
                                                                 --------------
                 OTHER ASSETS AND LIABILITIES - 0.4%             $   19,230,006
                                                                 --------------
                 TOTAL NET ASSETS - 100.0%                       $4,841,993,825
                                                                 ==============


28    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2006, the value of these securities amounted to $320,105,125 or 6.6% of total net assets.

+ Investment currently held by the Fund in convertible bonds, when if converted, would represent 5% or more of the outstanding voting stock of such company and, is deemed to be an affiliate of the Fund.

(a) At October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,675,454,008 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $331,345,044
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                         (184,035,233)
                                                                                  ------------
         Net unrealized gain                                                      $147,309,811
                                                                                  ============

(b)   At October 31, 2006, the following securities were out on loan:

             Shares      Security                                                        Value
          4,657,650      Abitibi-Consolidated, Inc.                               $ 11,597,549
            123,700      Beckman Coulter, Inc.*                                      7,121,409
             75,000      FEI Co.*                                                    1,714,500
            150,000      Fisher Scientific International, Inc.*                     12,843,000
             95,325      NRG Energy, Inc.*                                           4,589,899
             21,400      National Fuel Gas Co.                                         800,360
             62,700      PDL BioPharma, Inc.*                                        1,324,851
            231,100      SEMCO Energy, Inc.*                                         1,317,270
            603,070      Texas Industries, Inc.                                     37,450,647
            209,025      Thermo Electron Corp.*                                      8,960,902

          Principal
             Amount
        $   105,000      Abitibi-Consolidated, Inc., 7.4%, 4/1/18                       82,950
          6,787,500      Abitibi-Consolidated, Inc., 8.55%, 8/1/10                   6,524,824
         14,603,000      Bowater, Inc., 6.5%, 6/15/13                               12,960,163
          5,450,000      JLG Industries, Inc., 8.375%, 6/15/12                       5,749,750
            185,000      Millennium Chemicals, Inc., 4.0%, 11/15/23                    370,000
                                                                                  ------------
                         Total                                                    $113,408,072
                                                                                  ============

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2006 aggregated $959,230,346 and $2,178,984,036, respectively.


The accompanying notes are an integral part of these financial statements.   29

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $113,408,072)
   (cost $4,564,666,881)                                         $4,715,609,500
  Investment in securities of affiliated issuers, at value
   (cost $108,607,250)                                              107,154,319
                                                                 --------------
     Total investment in securities (cost of $4,673,274,131)     $4,822,763,819
  Cash                                                               53,401,965
  Receivables -
   Investment securities sold                                        25,129,403
   Fund shares sold                                                   5,622,685
   Dividends, interest and foreign taxes withheld                    75,420,484
  Other                                                                 109,539
                                                                 --------------
     Total assets                                                $4,982,447,895
                                                                 --------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                       $   15,571,776
   Dividends                                                          6,154,465
   Upon return of securities loaned                                 117,400,348
  Due to affiliates                                                   1,138,153
  Accrued expenses                                                      189,328
                                                                 --------------
     Total liabilities                                           $  140,454,070
                                                                 --------------
NET ASSETS:
  Paid-in capital                                                $4,490,927,673
  Undistributed net investment income                                   617,689
  Accumulated net realized gain on investments                      200,958,775
  Net unrealized gain on investments                                149,489,688
                                                                 --------------
     Total net assets                                            $4,841,993,825
                                                                 ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,192,693,982/197,061,853 shares)           $        11.13
                                                                 ==============
  Class B (based on $1,063,908,452/95,188,556 shares)            $        11.18
                                                                 ==============
  Class C (based on $1,247,550,012/110,593,143 shares)           $        11.28
                                                                 ==============
  Investor Class (based on $18,547,161/1,667,451 shares)         $        11.12
                                                                 ==============
  Class R (based on $54,187,539/4,413,841 shares)                $        12.28
                                                                 ==============
  Class Y (based on $265,106,679/23,859,927 shares)              $        11.11
                                                                 ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.13 [divided by] 95.5%)                            $        11.65
                                                                 ==============


30    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/06

INVESTMENT INCOME:
  Interest (including income from affiliated issuers of
    $4,330,642)                                              $295,966,279
  Dividends (net of foreign taxes withheld of $113,719)        26,060,887
  Income from securities loaned, net                              369,900
                                                             ------------
     Total investment income                                                    $322,397,066
                                                                                ------------
EXPENSES:
  Management fees                                            $ 32,117,066
  Transfer agent fees and expenses
    Class A                                                     5,021,270
    Class B                                                     2,263,488
    Class C                                                     2,422,529
    Investor Class                                                 45,344
    Class R                                                        96,736
    Class Y                                                        67,783
  Distribution fees
    Class A                                                     5,929,423
    Class B                                                    11,865,000
    Class C                                                    14,256,134
    Class R                                                       206,525
  Administrative reimbursements                                   853,195
  Custodian fees                                                   84,220
  Registration fees                                                41,489
  Professional fees                                               143,819
  Printing expense                                                203,003
  Fees and expenses of nonaffiliated trustees                      97,252
  Miscellaneous                                                   468,480
                                                             ------------
     Total expenses                                                             $ 76,182,756
     Less fees paid indirectly                                                      (181,827)
                                                                                ------------
     Net expenses                                                               $ 76,000,929
                                                                                ------------
       Net investment income                                                    $246,396,137
                                                                                ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments (including net realized
    loss from affiliated issuers of $1,319,081)                                 $211,953,697
                                                                                ------------
  Change in net unrealized gain on investments                                  $ 22,152,538
                                                                                ------------
    Net gain on investments                                                     $234,106,235
                                                                                ------------
    Net increase in net assets resulting from operations                        $480,502,372
                                                                                ============


The accompanying notes are an integral part of these financial statements.   31

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/06 and 10/31/05, respectively

                                                            Year Ended          Year Ended
                                                             10/31/06            10/31/05
FROM OPERATIONS:
Net investment income                                    $   246,396,137   $   342,423,102
Net realized gain on investments                             211,953,697       267,510,590
Change in net unrealized gain (loss) on investments           22,152,538      (393,120,315)
                                                         ---------------   ---------------
    Net increase in net assets resulting
     from operations                                     $   480,502,372   $   216,813,377
                                                         ---------------   ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.57 and $0.54 per share, respectively)    $  (125,034,471)  $  (152,533,131)
    Class B ($0.49 and $0.46 per share, respectively)        (53,837,819)      (64,152,677)
    Class C ($0.50 and $0.47 per share, respectively)        (65,018,711)      (85,691,933)
    Investor Class ($0.59 and $0.49 per share,
     respectively)                                            (1,069,934)       (1,185,620)
    Class R ($0.61 and $0.57 per share, respectively)         (1,890,263)         (937,946)
    Class Y ($0.61 and $0.58 per share, respectively)        (11,978,882)       (8,190,914)
Net realized gain:
    Class A ($0.52 and $0.40 per share, respectively)       (120,779,759)     (118,308,813)
    Class B ($0.52 and $0.40 per share, respectively)        (60,688,250)      (58,845,205)
    Class C ($0.52 and $0.40 per share, respectively)        (74,466,450)      (80,192,919)
    Investor Class ($0.52 and $0.05 per share,
     respectively)                                              (986,067)          (94,501)
    Class R ($0.52 and $0.40 per share, respectively)         (1,345,095)         (338,279)
    Class Y ($0.52 and $0.40 per share, respectively)         (8,664,467)       (5,510,259)
                                                         ---------------   ---------------
     Total distributions to shareowners                  $  (525,760,168)  $  (575,982,197)
                                                         ---------------   ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 1,040,805,166   $ 1,576,129,515
Shares issued in reorganization                                        -        36,811,190
Reinvestment of distributions                                354,718,288       357,665,072
Cost of shares repurchased                                (2,269,145,137)   (3,731,773,447)
                                                         ---------------   ---------------
    Net decrease in net assets resulting from fund
     share transactions                                  $  (873,621,683)  $(1,761,167,670)
                                                         ---------------   ---------------
    Net decrease in net assets                           $  (918,879,479)  $(2,120,336,490)
                                                         ---------------   ---------------
NET ASSETS:
Beginning of year                                        $ 5,760,873,304   $ 7,881,209,794
                                                         ---------------   ---------------
End of year                                              $ 4,841,993,825   $ 5,760,873,304
                                                         ===============   ===============
Undistributed net investment income                      $       617,689   $    12,984,249
                                                         ===============   ===============

32    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       '06 Shares         '06 Amount         '05 Shares        '05 Amount
CLASS A
Shares sold                            54,778,751    $   598,389,098        85,866,035    $   982,257,544
Reinvestment of distributions          17,571,499        190,085,896        16,945,484        193,439,627
Less shares repurchased              (106,634,661)    (1,160,605,029)     (170,844,468)    (1,939,457,484)
                                     ------------    ---------------      ------------    ---------------
   Net decrease                       (34,284,411)   $  (372,130,035)      (68,032,949)   $  (763,760,313)
                                     ============    ===============      ============    ===============
CLASS B
Shares sold                             5,208,484    $    57,106,524         8,511,503    $    97,538,564
Reinvestment of distributions           5,835,462         63,321,078         5,601,157         64,284,996
Less shares repurchased               (33,800,615)      (369,511,570)      (47,196,779)      (536,785,032)
                                     ------------    ---------------      ------------    ---------------
   Net decrease                       (22,756,669)   $  (249,083,968)      (33,084,119)   $  (374,961,472)
                                     ============    ===============      ============    ===============
CLASS C
Shares sold                            18,240,250    $   202,115,710        28,716,052    $   331,875,275
Reinvestment of distributions           7,428,095         81,371,480         7,718,217         89,384,502
Less shares repurchased               (58,186,382)      (641,487,582)      (97,901,896)    (1,124,205,146)
                                     ------------    ---------------      ------------    ---------------
   Net decrease                       (32,518,037)   $  (358,000,392)      (61,467,627)   $  (702,945,369)
                                     ============    ===============      ============    ===============
INVESTOR CLASS
Shares sold                                     -    $             -                 -    $             -
Shares issued in reorganization                 -                  -         3,200,973         36,811,190
Reinvestment of distributions             143,372          1,550,188            73,898            836,538
Less shares repurchased                  (394,020)        (4,279,839)       (1,356,772)       (15,439,235)
                                     ------------    ---------------      ------------    ---------------
   Net increase (decrease)               (250,648)   $    (2,729,651)        1,918,099    $    22,208,493
                                     ============    ===============      ============    ===============
CLASS R
Shares sold                             3,007,748    $    36,164,362         2,302,341    $    28,834,748
Reinvestment of distributions             244,099          2,919,973            91,999          1,148,057
Less shares repurchased                (1,230,294)       (14,773,932)         (543,566)        (6,757,626)
                                     ------------    ---------------      ------------    ---------------
   Net increase                         2,021,553    $    24,310,403         1,850,774    $    23,225,179
                                     ============    ===============      ============    ===============
CLASS Y
Shares sold                            13,540,017    $   147,029,472        12,059,410    $   135,623,384
Reinvestment of distributions           1,429,919         15,469,673           753,306          8,571,352
Less shares repurchased                (7,266,096)       (78,487,185)       (9,675,919)      (109,128,924)
                                     ------------    ---------------      ------------    ---------------
   Net increase                         7,703,840    $    84,011,960         3,136,797    $    35,065,812
                                     ============    ===============      ============    ===============


The accompanying notes are an integral part of these financial statements.   33

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended     Year Ended    Year Ended    Year Ended   Year Ended
                                                                 10/31/06       10/31/05      10/31/04      10/31/03     10/31/02
CLASS A
Net asset value, beginning of period                            $    11.18     $    11.73    $    11.59    $     9.14   $    10.41
                                                                ----------     ----------    ----------    ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                          $     0.55     $     0.59    $     0.66    $     0.80   $     0.96
 Net realized and unrealized gain (loss) on investments               0.49          (0.20)         0.24          2.45        (1.24)
                                                                ----------     ----------    ----------    ----------   ----------
  Net increase (decrease) from investment operations            $     1.04     $     0.39    $     0.90    $     3.25   $    (0.28)
Distributions to shareowners:
 Net investment income                                               (0.57)         (0.54)        (0.69)        (0.79)       (0.99)
 Net realized gain                                                   (0.52)         (0.40)        (0.07)        (0.01)           -
                                                                ----------     ----------    ----------    ----------   ----------
Net increase (decrease) in net asset value                      $    (0.05)    $    (0.55)   $     0.14    $     2.45   $    (1.27)
                                                                ----------     ----------    ----------    ----------   ----------
Net asset value, end of period                                  $    11.13     $    11.18    $    11.73    $    11.59   $     9.14
                                                                ==========     ==========    ==========    ==========   ==========
Total return*                                                         9.98%          3.49%         7.98%        36.83%       (3.53)%
Ratio of net expenses to average net assets+                          1.11%          1.06%         1.02%         1.06%        1.03%
Ratio of net investment income to average net assets+                 5.02%          5.30%         5.63%         7.30%        9.20%
Portfolio turnover rate                                                 19%            24%           44%           38%          29%
Net assets, end of period (in thousands)                        $2,192,694     $2,585,620    $3,512,328    $3,268,359   $1,260,074
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.11%          1.06%         1.02%         1.06%        1.10%
 Net investment income                                                5.02%          5.30%         5.63%         7.30%        9.13%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.10%          1.06%         1.02%         1.06%        1.03%
 Net investment income                                                5.03%          5.30%         5.63%         7.30%        9.20%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+      Ratios with no reduction for fees paid indirectly.


34    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended    Year Ended     Year Ended   Year Ended
                                                                10/31/06       10/31/05      10/31/04       10/31/03     10/31/02
CLASS B
Net asset value, beginning of period                           $    11.22     $    11.78    $    11.63     $     9.16    $  10.45
                                                               ----------     ----------    ----------     ----------    --------
Increase (decrease) from investment operations:
 Net investment income                                         $     0.47     $     0.51    $     0.57     $     0.72    $   0.88
 Net realized and unrealized gain (loss) on investments              0.50          (0.21)         0.25           2.47       (1.25)
                                                               ----------     ----------    ----------     ----------    --------
  Net increase (decrease) from investment operations           $     0.97     $     0.30    $     0.82     $     3.19    $  (0.37)
Distributions to shareowners:
 Net investment income                                              (0.49)         (0.46)        (0.60)         (0.71)      (0.92)
 Net realized gain                                                  (0.52)         (0.40)        (0.07)         (0.01)          -
                                                               ----------     ----------    ----------     ----------    --------
Net increase (decrease) in net asset value                     $    (0.04)    $    (0.56)   $     0.15     $     2.47    $  (1.29)
                                                               ----------     ----------    ----------     ----------    --------
Net asset value, end of period                                 $    11.18     $    11.22    $    11.78     $    11.63    $   9.16
                                                               ==========     ==========    ==========     ==========    ========
Total return*                                                        9.25%          2.61%         7.22%         35.94%      (4.20)%
Ratio of net expenses to average net assets+                         1.84%          1.83%         1.79%          1.85%       1.80%
Ratio of net investment income to average net assets+                4.30%          4.54%         4.87%          6.58%       8.43%
Portfolio turnover                                                     19%            24%           44%            38%         29%
Net assets, end of period (in thousands)                       $1,063,908     $1,323,749    $1,778,848     $1,868,749    $896,904
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.84%          1.83%         1.79%          1.85%       1.87%
 Net investment income                                               4.30%          4.54%         4.87%          6.58%       8.37%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.83%          1.83%         1.79%          1.85%       1.79%
 Net investment income                                               4.31%          4.54%         4.87%          6.58%       8.44%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+      Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   35

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended     Year Ended    Year Ended     Year Ended   Year Ended
                                                                 10/31/06       10/31/05      10/31/04       10/31/03     10/31/02
CLASS C
Net asset value, beginning of period                            $    11.32     $    11.88    $    11.73     $     9.25    $  10.55
                                                                ----------     ----------    ----------     ----------    --------
Increase (decrease) from investment operations:
 Net investment income                                          $     0.48     $     0.51    $     0.58     $     0.72    $   0.90
 Net realized and unrealized gain (loss) on investments               0.50          (0.20)         0.25           2.47       (1.27)
                                                                ----------     ----------    ----------     ----------    --------
  Net increase (decrease) from investment operations            $     0.98     $     0.31    $     0.83     $     3.21    $  (0.37)
Distributions to shareowners:
 Net investment income                                               (0.50)         (0.47)        (0.61)         (0.72)      (0.93)
 Net realized gain                                                   (0.52)         (0.40)        (0.07)         (0.01)          -
                                                                ----------     ----------    ----------     ----------    --------
Net increase (decrease) in net asset value                      $    (0.04)    $    (0.56)   $     0.15     $     2.48    $  (1.30)
                                                                ----------     ----------    ----------     ----------    --------
Net asset value, end of period                                  $    11.28     $    11.32    $    11.88     $    11.73    $   9.25
                                                                ==========     ==========    ==========     ==========    ========
Total return*                                                         9.22%          2.65%         7.20%         35.77%      (4.27)%
Ratio of net expenses to average net assets+                          1.82%          1.81%         1.77%          1.82%       1.77%
Ratio of net investment income to average net assets+                 4.33%          4.56%         4.89%          6.53%       8.45%
Portfolio turnover rate                                                 19%            24%           44%            38%         29%
Net assets, end of period (in thousands)                        $1,247,550     $1,620,355    $2,430,736     $2,413,415    $946,866
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.82%          1.81%         1.77%          1.82%       1.83%
 Net investment income                                                4.33%          4.56%         4.89%          6.53%       8.39%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.81%          1.81%         1.77%          1.82%       1.75%
 Net investment income                                                4.34%          4.56%         4.89%          6.53%       8.46%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+      Ratios with no reduction for fees paid indirectly.

36    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended      12/10/04
INVESTOR CLASS                                              10/31/06     to 10/31/05
Net asset value, beginning of period                        $ 11.17        $ 11.50
                                                            -------        -------
Increase (decrease) from investment operations:
  Net investment income                                     $  0.57        $  0.56
  Net realized and unrealized gain (loss)
   on investments                                              0.49          (0.35)
                                                            -------        -------
   Net increase from investment operations                  $  1.06        $  0.21
Distributions to shareowners:
  Net investment income                                       (0.59)         (0.49)
  Net realized gain                                           (0.52)         (0.05)
                                                            -------        -------
Net decrease in net asset value                             $ (0.05)       $ (0.33)
                                                            -------        -------
Net asset value, end of period                              $ 11.12        $ 11.17
                                                            =======        =======
Total return*                                                 10.20%          1.88%(a)
Ratio of net expenses to average net assets+                   0.88%          0.83%**
Ratio of net investment income to average net assets+          5.25%          5.57%**
Portfolio turnover rate                                          19%            24%
Net assets, end of period (in thousands)                    $18,547        $21,425
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                 0.88%          0.83%
  Net investment income                                        5.25%          5.57%
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 0.87%          0.83%**
  Net investment income                                        5.26%          5.57%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(a)    Not annualized.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   37

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended  Year Ended   Year Ended    4/1/03 (a)
                                                                       10/31/06    10/31/05     10/31/04     to 10/31/03
CLASS R
Net asset value, beginning of period                                    $ 12.29     $ 12.88      $12.66         $11.18
                                                                        -------     -------      ------         ------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.56     $  0.66      $ 0.71         $ 0.44
 Net realized and unrealized gain (loss) on investments                    0.56       (0.28)       0.29           1.46
                                                                        -------     -------      ------         ------
  Net increase from investment operations                               $  1.12     $  0.38      $ 1.00         $ 1.90
Distributions to shareowners:
 Net investment income                                                    (0.61)      (0.57)      (0.71)         (0.41)
 Net realized gain                                                        (0.52)      (0.40)      (0.07)         (0.01)
                                                                        -------     -------      ------         ------
Net increase (decrease) in net asset value                              $ (0.01)    $ (0.59)     $ 0.22         $ 1.48
                                                                        -------     -------      ------         ------
Net asset value, end of period                                          $ 12.28     $ 12.29      $12.88         $12.66
                                                                        =======     =======      ======         ======
Total return*                                                              9.67%       3.04%       8.06%         17.27%(b)
Ratio of net expenses to average net assets+                               1.45%       1.29%       1.25%          1.17%**
Ratio of net investment income to average net assets+                      4.60%       5.12%       5.23%          6.48%**
Portfolio turnover rate                                                      19%         24%         44%            38%
Net assets, end of period (in thousands)                                $54,188     $29,410      $6,976         $  203
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.45%       1.29%       1.25%          1.17%**
 Net investment income                                                     4.60%       5.12%       5.23%          6.48%**

(a)    Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**     Annualized.
(b)    Not annualized.
+      Ratios with no reduction for fees paid indirectly.


38    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                  10/31/06     10/31/05     10/31/04     10/31/03     10/31/02
CLASS Y
Net asset value, beginning of period                              $  11.16     $  11.70     $  11.56     $   9.12     $ 10.39
                                                                  --------     --------     --------     --------     -------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.59     $   0.65     $   0.70     $   0.85     $  0.97
 Net realized and unrealized gain (loss) on investments               0.49        (0.21)        0.24         2.43       (1.22)
                                                                  --------     --------     --------     --------     -------
   Net increase (decrease) from investment operations             $   1.08     $   0.44     $   0.94     $   3.28     $ (0.25)
Distributions to shareowners:
 Net investment income                                               (0.61)       (0.58)       (0.73)       (0.83)      (1.02)
 Net realized gain                                                   (0.52)       (0.40)       (0.07)       (0.01)          -
                                                                  --------     --------     --------     --------     -------
Net increase (decrease) in net asset value                        $  (0.05)    $  (0.54)    $   0.14     $   2.44     $ (1.27)
                                                                  --------     --------     --------     --------     -------
Net asset value, end of period                                    $  11.11     $  11.16     $  11.70     $  11.56     $  9.12
                                                                  ========     ========     ========     ========     =======
Total return*                                                        10.43%        3.92%        8.37%       37.26%      (3.14)%
Ratio of net expenses to average net assets+                          0.68%        0.70%        0.67%        0.71%       0.71%
Ratio of net investment income to average net assets+                 5.39%        5.67%        5.99%        7.45%       9.59%
Portfolio turnover rate                                                 19%          24%          44%          38%         29%
Net assets, end of period (in thousands)                          $265,107     $180,314     $152,322     $171,517     $29,740
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         0.68%        0.70%        0.67%        0.71%       0.78%
 Net investment income                                                5.39%        5.67%        5.99%        7.45%       9.53%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.68%        0.70%        0.67%        0.71%       0.70%
 Net investment income                                                5.39%        5.67%        5.99%        7.45%       9.61%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+      Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   39

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks. The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. As planned, all Investor Class shares of the Fund, whenever issued, converted to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At October 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2006, the Fund had a net capital loss carryforward of $7,171,625, of which $6,287,208 will expire in 2010 and $884,417 will expire in 2011, if not utilized. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

    At October 31, 2006, the Fund has reclassified $67,383 to increase undistributed net investment income and $67,383 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                     2006              2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                $294,178,621      $338,146,956
  Long-Term Capital Gain                          231,581,547       237,835,241
                                                 ------------      ------------
    Total                                        $525,760,168      $575,982,197
                                                 ============      ============
--------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $ 19,711,182
  Undistributed long-term gain                                      197,371,249
  Capital Loss Carryforward                                          (7,171,625)
  Dividend payable                                                   (6,154,465)
  Unrealized appreciation                                           147,309,811
                                                                   ------------
    Total                                                          $351,066,152
                                                                   ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest accruals on preferred stocks and REIT holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $176,599 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2006.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

    Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% on assets over $10 billion. For the year ended October 31, 2006, the management fee was equivalent to a rate of 0.58% of average daily net assets.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.90% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2006, approximately $96,572 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $935,836 in transfer agent fees payable to PIMSS at October 31, 2006.

4.  Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $105,745 in distribution fees payable to PFD at October 31, 2006.

In addition, redemptions of Class A, Class B, Class C, and Class R shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004, Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSC for class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2006, $5,392,801 in CDSCs were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October 31, 2006 the Fund's expenses were reduced by $181,827 under such arrangements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line of Credit Facility

The Fund has a $225 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $225 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the year ended October 31, 2006, the average daily amount of borrowings outstanding during the period was $4,406,849. The related weighted average annualized interest rate for the period was 5.3%, and the total interest expense on such borrowings was $237,637. As of October 31, 2006, there were no borrowings outstanding.

7.  Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following table also summarizes transactions with affiliates of the Fund as of, and for the year ended, October 31, 2006:

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Purchases     Sales of
                                                    Principal    of Shares/     Shares/
                                                   Balance at     Principal    Principal
Affiliates                                           11/1/05       Amount        Amount
-----------------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24           $ 29,112,000       $ -      $         -
McMoran Exploration Co., 6.0%, 7/2/08               26,170,000         -          400,000
Semco Energy, Inc., 5.0%, 2/20/15 (144A)                60,000         -                -
Semco Energy, Inc.                                   1,118,581         -          100,000
Wabash National Corp., 3.25%, 8/1/08                34,850,000         -        3,500,000
Wilson Greatbatch Technology., 2.25%, 6/15/13*      52,350,000         -       45,775,000
                                                  ------------       ---      -----------
Totals                                            $143,660,581       $ -      $49,775,000
                                                  ============       ===      ===========

                                                     Realized                       Shares/
                                                       gain                        Principal
                                                    (loss) on       Interest       Amount at        Value at
Affiliates                                            sales          Income         10/31/06        10/31/06
-------------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc., 3.75%, 3/5/24           $          -    $ 1,091,062    $ 29,112,000    $ 26,855,820
McMoran Exploration Co., 6.0%, 7/2/08                  137,264      1,565,185      25,770,000      31,922,588
Semco Energy, Inc., 5.0%, 2/20/15 (144A)                     -        600,000          60,000      11,220,000
Semco Energy, Inc.                                    (802,755)             -       1,018,581       5,805,911
Wabash National Corp., 3.25%, 8/1/08                  (653,590)     1,074,394      31,350,000      31,350,000
Wilson Greatbatch Technology., 2.25%, 6/15/13*      (6,713,777)       821,165       6,575,000       5,901,063
                                                  ------------    -----------    ------------    ------------
Totals                                            $ (8,032,858)   $ 5,151,807    $ 93,885,581    $113,055,382
                                                  ============    ============   ============    ============

* No longer an affiliate of the Fund as of 10/31/06, should not be included in the calculation for the statement of assets and liabilities and are excluded from the "Value at 10/31/06" totals.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  Merger Information

On December 8, 2004, beneficial owners of Safeco High-Yield Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------

                           Pioneer                Safeco                 Pioneer
                       High Yield Fund     High-Yield Bond Fund      High Yield Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------
  Net Assets           $8,005,221,099           $36,811,190          $8,042,032,289
  Shares
   Outstanding            692,792,281             6,227,415             695,993,254
  Investor Class
   Shares Issued                                                          3,200,973
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Unrealized         Accumulated
                                             Appreciation          Loss on
                                           on Closing Date       Closing Date
--------------------------------------------------------------------------------
  Safeco High-Yield Bond                     $2,418,800          $(10,142,959)
--------------------------------------------------------------------------------

9.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 7.75%.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer High Yield Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Yield Fund (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by our correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 15, 2006

Pioneer High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                           Position Held With   Term of Office and         Principal Occupation During      Other Directorships Held
Name and Age               the Fund             Length of Service          Past Five Years                  by this Trustee
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 1999.        Deputy Chairman and a Director   Director of ICI Mutual
                           Board, Trustee       Serves until a succes-     of Pioneer Global Asset          Insurance Company
                           and President        sor trustee is elected     Management S.p.A. ("PGAM");
                                                or earlier retirement or   Non-Executive Chairman and a
                                                removal.                   Director of Pioneer Investment
                                                                           Management USA Inc.
                                                                           ("PIM-USA"); Chairman and a
                                                                           Director of Pioneer; Chairman
                                                                           and Director of Pioneer
                                                                           Institutional Asset
                                                                           Management, Inc. (since 2006);
                                                                           Director of Pioneer
                                                                           Alternative Investment
                                                                           Management Limited (Dublin);
                                                                           President and a Director of
                                                                           Pioneer Alternative Investment
                                                                           Management (Bermuda) Limited
                                                                           and affiliated funds; Direc-
                                                                           tor of PIOGLOBAL Real Estate
                                                                           Investment Fund (Russia)
                                                                           (until June 2006); Director of
                                                                           Nano-C, Inc. (since 2003);
                                                                           Director of Cole Investment
                                                                           Corporation (since 2004);
                                                                           Director of Fiduciary
                                                                           Counseling, Inc.; President
                                                                           and Direc- tor of Pioneer
                                                                           Funds Distributor, Inc.
                                                                           ("PFD") (until May 2006);
                                                                           President of all of the
                                                                           Pioneer Funds; and Of Counsel,
                                                                           Wilmer Cutler Pickering Hale
                                                                           and Dorr LLP (counsel to
                                                                           PIM-USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                       Position Held With      Term of Office and         Principal Occupation During      Other Directorships Held
Name and Age           the Fund                Length of Service          Past Five Years                  by this Trustee
Osbert M. Hood (54)*   Trustee and Executive   Trustee since 2003.        President and Chief Executive    None
                       Vice President          Serves until a succes-     Officer, PIM-USA since May
                                               sor trustee is elected     2003 (Director since January
                                               or earlier retirement      2001; Executive Vice President
                                               or removal.                and Chief Operating Officer
                                                                          from November 2000 - May
                                                                          2003); Director of PGAM since
                                                                          June 2003; President and
                                                                          Director of Pioneer since May
                                                                          2003; President and Director
                                                                          of Pioneer Institutional Asset
                                                                          Management, Inc. since
                                                                          February 2006; Chairman and
                                                                          Director of Pioneer Investment
                                                                          Management Shareholder
                                                                          Services, Inc. ("PIMSS") since
                                                                          May 2003; Director of PFD
                                                                          since May 2006; Director of
                                                                          Oak Ridge Investments, LLC (a
                                                                          registered investment adviser
                                                                          in which PIM-USA owns a
                                                                          minority interest) since
                                                                          January 2005; Director of
                                                                          Vanderbilt Capital Advisors,
                                                                          LLC (an institutional
                                                                          investment adviser
                                                                          wholly-owned by PIM-USA) since
                                                                          June 2006; and Executive Vice
                                                                          President of all of the
                                                                          Pioneer Funds since June 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                             Position Held With   Term of Office and       Principal Occupation During     Other Directorships
Name, Age and Address        the Fund             Length of Service        Past Five Years                 Held by this Trustee
David R. Bock (62)           Trustee              Trustee since 2005.      Senior Vice President and       Director of The
3050 K Street NW,                                 Serves until a succes-   Chief Financial Officer,        Enterprise Social
Washington, DC 20007                              sor trustee is elected   I-trax, Inc. (publicly traded   Investment Company
                                                  or earlier retirement    health care services company)   (privately-held
                                                  or removal.              (2001 - present); Managing      affordable housing
                                                                           Partner, Federal City Capital   finance company); and
                                                                           Advisors (boutique merchant     Director of New York
                                                                           bank) (2002 to 2004); and       Mortgage Trust (publicly
                                                                           Executive Vice President and    traded mortgage REIT)
                                                                           Chief Financial Officer,
                                                                           Pedestal Inc. (internet-based
                                                                           mortgage trading company)
                                                                           (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)            Trustee              Trustee since 1999.      President, Bush International   Director of Brady
3509 Woodbine Street                              Serves until a succes-   (international financial        Corporation (industrial
Chevy Chase, MD 20815                             sor trustee is elected   advisory firm)                  identification and
                                                  or earlier retirement                                    specialty coated material
                                                  or removal.                                              products manufacturer);
                                                                                                           Director of Briggs &
                                                                                                           Stratton Co. (engine
                                                                                                           manufacturer); Director
                                                                                                           of Mortgage Guaranty
                                                                                                           Insurance Corporation;
                                                                                                           and Director of UAL
                                                                                                           Corporation (airline
                                                                                                           holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)    Trustee              Trustee since 1999.      Founding Director, The          None
1001 Sherbrooke Street West,                      Serves until a succes-   Winthrop Group, Inc.
Montreal, Quebec, Canada                          sor trustee is elected   (consulting firm); and
H3A 1G5                                           or earlier retirement    Desautels Faculty of
                                                  or removal.              Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                             Position Held With   Term of Office and       Principal Occupation During     Other Directorships
Name, Age and Address        the Fund             Length of Service        Past Five Years                 Held by this Trustee
Thomas J. Perna (56)         Trustee             Trustee since             Private investor (2004 -        Director of Quadriserv
89 Robbins Avenue,                               February, 2006.           present); and Senior Executive  Inc. (technology products
Berkeley Heights, NJ 07922                       Serves until a            Vice President, The Bank of     for securities lending
                                                 successor trustee         New York (financial and         industry)
                                                 is elected or earlier     securities services) (1986 -
                                                 retirement or removal.    2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)     Trustee             Trustee since 1999.       President and Chief Executive   Director of New America
200 State Street                                 Serves until a succes-    Officer, Newbury, Piret &       High Income Fund, Inc.
12th Floor,                                      sor trustee is elected    Company, Inc. (investment       (closed-end investment
Boston, MA 02109                                 or earlier retirement     banking firm)                   company)
                                                 or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)         Trustee             Trustee since 1999.       Senior Counsel, Sullivan &      Director, The Swiss
125 Broad Street,                                Serves until a succes-    Cromwell (law firm)             Helvetia Fund, Inc.
New York, NY 10004                               sor trustee is elected                                    (closed-end investment
                                                 or earlier retirement                                     company)
                                                 or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)           Trustee             Trustee since 1999.       President, John Winthrop &      None
One North Adgers Wharf,                          Serves until a succes-    Co., Inc. (private investment
Charleston, SC 29401                             sor trustee is elected    firm)
                                                 or earlier retirement
                                                 or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                             Position Held With   Term of Office and       Principal Occupation During     Other Directorships
Name and Age                 the Fund             Length of Service        Past Five Years                 Held by this Officer
Dorothy E. Bourassa (58)     Secretary            Since 2003. Serves       Secretary of PIM-USA;           None
                                                  at the discretion of     Senior Vice President -
                                                  the Board                Legal of Pioneer;
                                                                           Secretary/Clerk of most
                                                                           of PIM-USA's
                                                                           subsidiaries; and
                                                                           Secretary of all of the
                                                                           Pioneer Funds since
                                                                           September 2003 (Assistant
                                                                           Secretary from November
                                                                           2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant Secretary  Since 2003. Serves       Vice President and Senior       None
                                                  at the discretion of     Counsel of Pioneer since
                                                  the Board                July 2002; Vice President
                                                                           and Senior Counsel of
                                                                           BISYS Fund Services, Inc.
                                                                           (April 2001 to June
                                                                           2002); Senior Vice
                                                                           President and Deputy
                                                                           General Counsel of Funds
                                                                           Distributor, Inc. (July
                                                                           2000 to April 2001), and
                                                                           Assistant Secretary of
                                                                           all of the Pioneer Funds
                                                                           since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary  Since July 2006.         Partner, Wilmer Cutler          None
                                                  Serves at the discre-    Pickering Hale and Dorr
                                                  tion of the Board        LLP; and Assistant
                                                                           Secretary of all of the
                                                                           Pioneer Funds since July
                                                                           2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Treasurer            Since 2000. Serves       Vice President - Fund           None
                                                  at the discretion of     Accounting,
                                                  the Board                Administration and
                                                                           Controllership Services
                                                                           of Pioneer; and Treasurer
                                                                           of all of the Pioneer
                                                                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer  Since 2004. Serves       Deputy Treasurer of             None
                                                  at the discretion of     Pioneer since 2004;
                                                  the Board                Treasurer and Senior Vice
                                                                           President, CDC IXIS Asset
                                                                           Management Services from
                                                                           2002 to 2003; Assistant
                                                                           Treasurer and Vice
                                                                           President, MFS Investment
                                                                           Management from 1997 to
                                                                           2002; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since
                                                                           November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Treasurer  Since 2000. Serves       Assistant Vice President        None
                                                  at the discretion of     - Fund Accounting,
                                                  the Board                Administration and
                                                                           Controllership Services
                                                                           of Pioneer; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                             Position Held With   Term of Office and       Principal Occupation During     Other Directorships
Name and Age                 the Fund             Length of Service        Past Five Years                 Held by this Officer
Gary Sullivan (48)           Assistant Treasurer  Since 2002. Serves       Fund Accounting Manager -       None
                                                  at the discretion of     Fund Accounting,
                                                  the Board                Administration and
                                                                           Controllership Services
                                                                           of Pioneer; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since May
                                                                           2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)  Assistant Treasurer  Since 2003. Serves       Fund Administration             None
                                                  at the discretion of     Manager - Fund Accounting,
                                                  the Board                Administration and
                                                                           Controllership Services
                                                                           since June 2003;
                                                                           Assistant Vice President
                                                                           - Mutual Fund Operations
                                                                           of State Street
                                                                           Corporation from June
                                                                           2002 to June 2003
                                                                           (formerly Deutsche Bank
                                                                           Asset Management);
                                                                           Pioneer Fund Accounting,
                                                                           Administration and
                                                                           Controllership Services
                                                                           (Fund Accounting Manager
                                                                           from August 1999 to May
                                                                           2002); and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since
                                                                           September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)      Chief Compliance     Since March 2006.        Chief Compliance Officer        None
                             Officer              Serves at the discre-    of Pioneer and all of the
                                                  tion of the Board        Pioneer Funds since March
                                                                           2006; Vice President and
                                                                           Senior Counsel of Pioneer
                                                                           since September 2004; and
                                                                           Senior Vice President and
                                                                           Counsel, State Street
                                                                           Research & Management
                                                                           Company (February 1998 to
                                                                           September 2004)
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                                                                              59
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60
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately
$40,210 in 2006 and approximately $27,485 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2006 or 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October
31, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2006

* Print the name and title of each signing officer under his or her signature.